Stock-based Compensation - Performance Share Unit Awards - General Information (Details) - Performance Share Unit Awards	12 Months Ended
Dec. 31, 2016
Stock-based Compensation
Vesting term	3 years
Class A common stock
Stock-based Compensation
Exchangeable ratio of vested performance unit (as a percent)	1
Class A common stock | Minimum
Stock-based Compensation
Number of shares of common stock issuable upon vesting of the performance unit awards (as a percent)	0.00%
Class A common stock | Maximum
Stock-based Compensation
Number of shares of common stock issuable upon vesting of the performance unit awards (as a percent)	200.00%